N-2 - USD ($)	6 Months Ended		9 Months Ended
	Mar. 31, 2023		Sep. 30, 2022		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cover [Abstract]
Entity Central Index Key	0001703079
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	XAI Octagon Floating Rate & Alternative Income Term Trust
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Period Ended	Title of Security	Total Principal Amount Outstanding	Aggregate Liquidation Preference	Liquidation Preference Per Share	Asset Coverage
March 31, 2023	Borrowings	$122,350,000	$–	$–	$2,927	(1)
–	Series 2026 Term Preferred Shares	$39,900,000	$39,900,000	$25.00	$161	(2)
–	Series 2029 Convertible Preferred Shares	$3,500,000	$3,500,000	$25.00	$161	(2)
September 30, 2022	Borrowings	$113,150,000	$–	$–	$3,004
–	Series 2026 Term Preferred Shares	$39,900,000	$39,900,000	$25.00	$139
–	Series 2029 Convertible Preferred Shares	$10,000,000	$10,000,000	$25.00	$139
September 30, 2021	Borrowings	$98,150,000	$–	$–	$3,227
–	Series 2026 Term Preferred Shares	$39,900,000	$39,900,000	$25.00	$162
September 30, 2020	Borrowings	$35,650,000	$–	$–	$3,384
September 30, 2019	Borrowings	$38,965,000	$–	$–	$3,020
September 30, 2018	Borrowings	$38,865,000	$–	$–	$3,041

(1)	The asset coverage ratio for the Credit Facility is calculated by subtracting the Trust’s total liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
(2)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25).

Senior Securities Amount	$ 122,350,000		$ 113,150,000		$ 98,150,000	$ 35,650,000	$ 38,965,000	$ 38,865,000
Senior Securities Coverage per Unit	$ 2,927	[1]	$ 3,004	[1]	$ 3,227	$ 3,384	$ 3,020	$ 3,041
Senior Securities Involuntary Liquidating Preference per Unit
Senior Securities, Note [Text Block]	The following table sets forth information about the Trust’s outstanding senior securities as of the end of each fiscal year since its inception.
Senior Securities Averaging Method, Note [Text Block]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Trust seeks to achieve its investment objective by investing in a dynamically managed portfolio of opportunities primarily within the private credit markets. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in floating rate credit instruments and other structured credit investments. “Managed Assets” means the total assets of the Trust, including assets attributable to the Trust’s use of leverage, minus the sum of its accrued liabilities (other than liabilities incurred for the purpose of creating leverage).

Risk Factors [Table Text Block]

Risks and Other Considerations

Investing involves risk, including the possible loss of principal and fluctuation in value.

The views expressed in these Questions & Answers reflect those of the portfolio managers only through the report period as stated on the cover. These views are expressed for informational purposes only and are subject to change at any time, based on market and other conditions, and may not come to pass. These views should not be construed as research, investment advice or a recommendation of any kind regarding the Trust or any issuer or security, do not constitute a solicitation to buy or sell any security, and should not be considered specific legal, investment or tax advice. The information provided does not take into account the specific objectives, financial situation, or particular needs of any specific investor.

The views expressed in this report may also include forward-looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass. Actual results or events may differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession, and interest rates. Neither XAI nor Octagon has any obligation to update or otherwise revise any forward-looking statements, including any revision to reflect changes in any circumstances arising after the date hereof relating to any assumptions or otherwise.

There can be no assurance that the Trust will achieve its investment objective or that any investment strategies or techniques discussed herein will be effective. The value of the Trust will fluctuate with the value of the underlying securities. Historically, closed-end funds often trade at a discount to their net asset value.

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

Risk Considerations

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Trust’s investment objective will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. CLOs often involve risks that are different from or more acute than risks associated with other types of credit instruments, and may be difficult to value or be illiquid. The value of CLOs may decrease if ratings agencies revise their ratings criteria and, as a result, lower the rating of a CLO in which the Trust has invested. Senior loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities maybe more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Trust’s potential return and its risks; there is no guarantee a trust’s leverage strategy will be successful. The Trust’s shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Effects of Leverage [Text Block]	LEVERAGE

The Trust uses leverage to seek to enhance total return and income. The Trust may use leverage through (i) the issuance of senior securities representing indebtedness, including through borrowing from financial institutions or issuance of debt securities, including notes or commercial paper (collectively, “Indebtedness”), (ii) the issuance of preferred shares and/or (iii) reverse repurchase agreements, securities lending, short sales or derivatives, such as swaps, futures or forward contracts, that have the effect of leverage (“portfolio leverage”). The Trust currently intends to use leverage through Indebtedness and may use Indebtedness to the maximum extent permitted under the 1940 Act. Under the 1940 Act, the Trust may utilize Indebtedness up to 33 1/3% of its Managed Assets (specifically, the Trust may not incur Indebtedness if, immediately after incurring such Indebtedness, the Trust would have asset coverage (as defined in the 1940 Act) of less than 300% and the preferred asset coverage shall not be less than 200%).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

5. CAPITAL TRANSACTIONS

Pursuant to the Trust’s Agreement and Declaration of Trust, the Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share.

The table below provides information of the Trust’s outstanding common shares of beneficial interest par value of $0.01 per share (“Common Shares”), the Trust’s Series 2026 Term Preferred Shares, par value of $0.01 per share and the Trust’s Series 2029 Convertible Preferred Shares, par value of $0.01 per share.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022
Common Shares outstanding - beginning of period	35,468,532	26,674,283
Common Shares issued in connection with the at-the-market offering	571,206	6,980,788
Common Shares issued in connection with a registered direct placement	–	1,450,000
Common Shares issued in connection with conversion from Series 2026 Convertible Preferred Shares	1,035,531	–
Common Shares issued as reinvestment dividends	154,605	363,461
Common Shares outstanding - end of period	37,229,874	35,468,532

	Series 2026 Term Preferred Shares		Series 2029 Convertible Preferred Shares
	For the Six Months ended March 31, 2023	For the Year Ended September 30, 2022	For the Six Months ended March 31, 2023	For the Year Ended September 30, 2022
Preferred Shares outstanding – beginning of period	1,596,000	1,506,000	400,000	–
Preferred Shares converted	–	–	(260,000)	–
Preferred Shares issued in a privately negotiated direct purchase agreement	–	–	–	400,000
Preferred Shares outstanding – end of period	1,596,000	1,596,000	140,000	400,000

The Board of Trustees is authorized to classify and reclassify any unissued shares into other classes or series of shares and authorize the issuance of shares without obtaining stockholder approval.

On December 1, 2021, the Trust and Foreside Fund Services, LLC (the “Distributor”) entered into an amended and restated Distribution Agreement (the “Prior Agreement”), pursuant to which the Trust may offer and sell up to 11,367,051 Common Shares, from time to time, through the Distributor, in transactions that are deemed to be “at-the-market” as defined in Rule 415 under the Securities Act of 1933.

On February 10, 2022, the Trust entered into a new Distribution Agreement (the “New Agreement”) with the Distributor, pursuant to which the Trust may offer and sell up to 18,300,000 Common Shares, from time to time, through the Distributor, in transactions that are deemed to be “at-the-market” as defined in Rule 415 under the Securities Act of 1933. The New Agreement superseded the Prior Agreement and any amendments thereto. The minimum price on any day at which Common Shares may be sold will not be less than the then current net asset value per Common Share plus any commissions to be paid to the Distributor. The Trust’s at-the-market program, under the agreements, resulted in shares issued and proceeds generated as follows:

	For the Six Months ended March 31, 2023	For the Year Ended September 30, 2022
Common Shares Issued	571,206	6,980,788
Net Proceeds	$11,345,539	$60,407,246

On June 28, 2022, the Trust entered into a direct purchase agreement (the “Purchase Agreement”) between the Trust and the purchasers listed therein to sell in a privately negotiated transaction up to 1,200,000 Series 2029 Convertible Preferred Shares at a price $23.25 per share. On June 30, 2022, the Trust issued and sold to the purchasers 400,000 Series 2029 Convertible Preferred Shares for total gross proceeds (before deduction of offering expenses) of $9,300,000. The Trust retains the discretion to issue and sell an additional 800,000 shares at a price of $23.25 per share to the purchasers at one or more subsequent closings on or before June 30, 2023. The Purchase Agreement was amended on February 23, 2023 to extend the latest closing date for subsequent closings to December 31, 2023.

On June 28, 2022, the Trust entered into a registered direct placement agreement between the Trust and the purchasers listed therein to sell in a privately negotiated transaction 1,450,000 Common Shares at a price of $6.90 per share. On June 30, 2022, the Trust issued and sold to the purchasers 1,450,000 Common Shares for total gross proceeds (before the deduction of offering expenses) of $10,005,000.

The Trust paid $151,288 in offering costs during the period relating to the at-the-market program, the direct purchase agreement and the direct placement agreement offering costs are charged to paid-in capital upon the issuance of shares. For the six months ended March 31, 2023, the Trust deducted $1,302 of offering costs from paid-in capital. The Statement of Assets and Liabilities as of March 31, 2023 reflect $302,510 of deferred offering costs outstanding.

Security Dividends [Text Block]

The Trust intends to pay substantially all of its net investment income, if any, to holders of common shares (“Common Shareholders”) through periodic distributions. The Trust intends to distribute any net long-term capital gains to Common Shareholders at least annually. The Trust intends to declare distributions monthly. To permit the Trust to maintain more stable monthly distributions, the Trust may distribute more or less than the amount of the net income earned in a particular period. There is no assurance the Trust will continue to pay regular monthly distributions or that it will do so at a particular rate. Distributions may be paid by the Trust from any permitted source and, from time to time, all or a portion of a distribution may be a return of capital. Shareholders should not assume that the source of the distribution from the Trust is net income or profit.

Risk Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk Considerations

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Trust’s investment objective will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. CLOs often involve risks that are different from or more acute than risks associated with other types of credit instruments, and may be difficult to value or be illiquid. The value of CLOs may decrease if ratings agencies revise their ratings criteria and, as a result, lower the rating of a CLO in which the Trust has invested. Senior loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities maybe more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Trust’s potential return and its risks; there is no guarantee a trust’s leverage strategy will be successful. The Trust’s shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Series 2026 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 39,900,000		$ 39,900,000		$ 39,900,000
Senior Securities Coverage per Unit	$ 161	[2]	$ 139		$ 162
Senior Securities Involuntary Liquidating Preference per Unit	$ 25		$ 25		$ 25
Series 2029 Convertible Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 3,500,000		$ 10,000,000
Senior Securities Coverage per Unit	$ 161	[2]	$ 139
Senior Securities Involuntary Liquidating Preference per Unit	$ 25		$ 25

[1]	The asset coverage ratio for the Credit Facility is calculated by subtracting the Trust’s total liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
[2]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25).